UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08529

MONTEAGLE FUNDS

(Exact name of registrant as specified in charter)

2506 Winford Avenue, Nashville, TN  37211

(Address of principal executive offices)   (Zip code)

The Corporation Trust Company

Corporation Trust Center, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

Paul B. Ordonio, President Monteagle Funds 2506 Winford Avenue Nashville, TN 37211	Matthew A. Swendiman Graydon Head 15 West Center Street Lawrenceburg, IN 47025

Registrant's telephone number, including area code: (888) 263-5593

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS.

		Monteagle Fixed Income Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)

Shares			Value

CORPORATE BONDS - 49.67%

Agriculture - 1.00%
500,000		Philip Morris International, 2.50%, 08/22/2022	$ 501,248

Banks - 9.25%
500,000		Goldman Sachs Group, 5.95%, 01/18/2018	513,082
500,000		JPMorgan Chase & Co., 6.00%, 01/15/2018	513,152
500,000		JPMorgan Chase & Co., 4.35%, 08/15/2021	537,542
500,000		Manufacturers & Trader Trust, 1.45%, 03/07/2018	499,786
500,000		Northern Trust Corp., 2.35%, 08/02/2022	503,037
500,000		PNC Funding Corp., 4.375%, 08/11/2020	535,267
500,000		Wells Fargo & Co., 1.15%, 06/02/2017	500,000
500,000		Wells Fargo & Co., 3.45%, 02/13/2023	513,272
500,000		Westpac Banking Corp., 2.00%, 08/14/2017	500,707
			4,615,845
Beverages - 1.64%
750,000		Anheuser-Busch InBev, 5.375%, 01/15/2020	815,921

Computers - 3.26%
1,000,000		Apple, Inc., 3.20%, 05/13/2025	1,025,385
600,000		IBM Corp., 1.25%, 02/08/2018	599,708
			1,625,093
Corporate Bond - 4.09%
500,000		Comcast Corp, 3.00%, 02/01/2024	508,308
500,000		Gilead Sciences Inc, 3.25%, 09/01/2022	518,434
500,000		Novartis Capital Corp, 2.40%, 05/17/2022	504,013
500,000		AmericanHonda Finance, 2.90%, 02/16/2024	509,845
			2,040,600
Diversified Financial Services - 0.52%
250,000		CME Group, Inc., 3.00%, 09/15/2022	258,023

Electric - 2.70%
500,000		Duke Energy Florida LLC, 4.55%, 04/01/2020	536,793
770,000		Georgia Power Co., 4.25%, 12/01/2019	809,500
			1,346,293
Electrical Component & Equipment - 1.24%
625,000		Honeywell International, 1.85%, 11/01/2021	617,313

Engineering & Construction - 0.73%
350,000		Fluor Corp., 3.50%, 12/15/2024	365,902

Healthcare - Products - 2.05%
750,000		Becton Dickinson & Co., 3.125%, 11/08/2021	761,723
250,000		Medtronic, Inc., 3.125%, 03/15/2022	258,973
			1,020,696
Insurance - 2.60%
500,000		Berkshire Hathaway Finance Corp., 3.00%, 05/15/2022	517,668
750,000		Chubb Corp., 5.75%, 05/15/2018	780,030
			1,297,698
Machinery - Diversified - 1.60%
750,000		Deere & Co., 4.375%, 10/16/2019	795,911

Metal Fabricate & Hardware - 1.00%
500,000		Precision Castparts Corp., 2.50%, 01/15/2023	501,103

Metalworking & Machinery & Equipment - 3.16%
250,000		3M Co., 1.00%, 06/26/2017	249,970
250,000		3M Co., 2.00%, 06/26/2022	249,206
500,000		General Electric Co., 5.55%, 05/04/2020	553,294
500,000		General Electric Co., 3.15%, 09/07/2022	522,268
			1,574,738
Oil & Gas - 3.33%
250,000		BP Capital Markets, Plc, 4.75%, 03/10/2019	262,778
500,000		BP Capital Markets, Plc, 2.50%, 11/06/2022	499,009
200,000		Chevron Corp., 2.566%, 05/16/2023	201,489
200,000		Chevron Corp., 2.954%, 05/16/2026	199,918
250,000		Shell International Finance BV, 1.125%, 08/21/2017	249,953
250,000		Shell International Finance BV, 2.375%, 08/21/2022	250,428
			1,663,575
Oil & Gas Services - 1.51%
750,000		Halliburton Co., 2.00%, 08/01/2018	751,663

Pharmaceuticals - 2.04%
500,000		AstraZeneca Plc, 1.95%, 09/18/2019	500,379
500,000		GlaxoSmithKline Capital, Inc., 5.65%, 05/15/2018	519,834
			1,020,213
Retail - 1.00%
250,000		Costco Wholesale Corp., 1.125%, 12/15/2017	249,942
250,000		Costco Wholesale Corp., 1.70%, 12/15/2019	249,959
			499,901
Semiconductors - 2.76%
350,000		Intel Corp., 1.35%, 12/15/2017	350,079
1,000,000		Qualcomm, Inc., 3.00%, 05/20/2022	1,026,927
			1,377,006
Software - 1.01%
500,000		Oracle Corp., 2.50%, 10/15/2022	504,596

Telecommunications - 3.19%
750,000		AT&T, Inc., 5.80%, 02/15/2019	797,359
750,000		Cisco Systems, Inc., 4.95%, 02/15/2019	792,152
			1,589,511

TOTAL FOR CORPORATE BONDS (Cost $24,414,553) - 49.67%			24,782,849

REAL ESTATE INVESTMENT TRUSTS - 1.51%
750,000		Simon Property Group, 2.20%, 02/01/2019	754,938

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $751,909) - 1.51%			754,938

MORTGAGE-BACKED SECURITIES - 22.39%

Federal Home Loans Banks - 0.41%
210,000		Federal Home Loans Banks 2.375%, 03/13/2026	206,858
175,000		Federal Home Loans Mortgage Corp., 5.00%, 12/14/2018	184,720
1,000,000		Federal Home Loans Mortgage Corp., 4.875%, 06/13/2018	1,036,977
500,000		Federal Home Loans Mortgage Corp., 1.75%, 05/30/2019	504,304
			1,932,859

Federal Home Loans Mortgage Corp. - 5.07%
325,728		Federal Home Loans Mortgage Corp., Pool #J19285 2.50%, 06/01/2027	331,787
191,421		Federal Home Loans Mortgage Corp., Pool #A94289 4.00%, 10/01/2040	202,949
134,229		Federal Home Loans Mortgage Corp., Pool #A947184 4.50%, 02/01/2041	145,548
241,224		Federal Home Loans Mortgage Corp., Pool #G07163 3.50%, 10/01/2042	250,361
271,661		Federal Home Loans Mortgage Corp., Pool #Q15767 3.00%, 02/01/2043	274,513
566,599		Federal Home Loans Mortgage Corp., Pool #G08618 4.00%, 12/01/2044	598,693
618,273		Federal Home Loans Mortgage Corp., Pool #G07961 3.50%, 03/01/2045	641,683
44,162		Federal Home Loans Mortgage Corp., Series 2841 BY 5.00%, 08/15/2019	45,355
35,336		Federal Home Loans Mortgage Corp., Series 15L 7.00%, 07/25/2023	38,655
			2,529,544
Federal National Mortgage Associations - 12.82%
500,000		Federal National Mortgage Association 1.875%, 09/18/2018	504,006
750,000		Federal National Mortgage Association 2.625%, 09/06/2024	774,775
1,000,000		Federal National Mortgage Association 2.125%, 04/24/2026	975,328
50,503		Federal National Mortgage Association 2007-40, 5.50%, 05/25/2037	56,152
36		Federal National Mortgage Association Pool #725421 7.00%, 09/01/2017	36
304,302		Federal National Mortgage Association Pool #AL1869 3.00%, 06/01/2027	315,011
47,955		Federal National Mortgage Association Pool #545759 6.50%, 07/01/2032	55,630
24,698		Federal National Mortgage Association Pool #754289 6.00%, 11/01/2033	28,237
29,616		Federal National Mortgage Association Pool #882684 6.00%, 06/01/2036	33,566
1,124,342		Federal National Mortgage Association Pool #AB3690 4.00%, 10/01/2041	1,192,291
284,828		Federal National Mortgage Association Pool #AK3402 4.00%, 02/01/2042	302,075
189,485		Federal National Mortgage Association Pool #AO0763 4.00%, 04/01/2042	201,547
173,762		Federal National Mortgage Association Pool #AB8898 3.00%, 04/01/2043	175,660
342,342		Federal National Mortgage Association Pool #AB9238 3.00%, 05/01/2043	346,082
207,354		Federal National Mortgage Association Pool #AL7729 4.00%, 06/01/2043	219,831
230,880		Federal National Mortgage Association Pool #AU1619 3.50%, 07/01/2043	238,978
721,459		Federal National Mortgage Association Pool #AU3763 3.50%, 08/01/2043	747,742
210,745		Federal National Mortgage Association Pool #AL5097 4.50%, 09/01/2043	228,052
			6,394,999
Government National Association - 0.63%
18,494		Government National Mortgage Association Pool #648337 5.00%, 10/15/2020	19,262
56,470		Government National Mortgage Association Pool #476998 6.50%, 07/15/2029	62,421
18,832		Government National Mortgage Association Pool #676516 6.00%, 02/15/2038	21,363
43,402		Government National Mortgage Association 2012-52 PM 3.50%, 12/20/2039	45,118
166,565		Government National Mortgage Association 2012-91 HQ 2.00%, 09/20/2041	164,841
			313,005

TOTAL FOR MORTGAGE-BACKED SECURITIES (Cost $11,203,637) - 22.39%			11,170,407

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.40%
250,000		United States Treasury Note Bond 4.75%, 08/15/2017	251,979
250,000		United States Treasury Note Bond 3.50%, 02/15/2018	254,033
250,000		United States Treasury Note Bond 1.50%, 08/31/2018	250,879
250,000		United States Treasury Note Bond 1.50%, 02/28/2019	250,996
250,000		United States Treasury Note Bond 1.75%, 09/30/2019	252,422
250,000		United States Treasury Note Bond 3.625%, 02/15/2020	264,805
750,000		United States Treasury Note Bond 2.625%, 08/15/2020	776,426
500,000		United States Treasury Note Bond 3.625%, 02/15/2021	536,739
250,000		United States Treasury Note Bond 2.25%, 03/31/2021	255,957
1,250,000		United States Treasury Note Bond 2.125%, 08/15/2021	1,273,340
750,000		United States Treasury Note Bond 2.00%, 11/15/2021	759,873
250,000		United States Treasury Note Bond 2.00%, 02/15/2022	253,203
2,000,000		United States Treasury Note Bond 1.75%, 05/15/2022	1,999,376
250,000		United States Treasury Note Bond 2.125%, 06/30/2022	254,111
2,000,000		United States Treasury Note Bond 1.625%, 08/15/2022	1,982,968
250,000		United States Treasury Note Bond 2.50%, 08/15/2023	258,320
750,000		United States Treasury Note Bond 2.75%, 11/15/2023	786,299
1,000,000		United States Treasury Note Bond 2.25%, 11/15/2024	1,012,773
			11,674,499

TOTAL FOR U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost $11,654,602) - 23.40%			11,674,499

SHORT TERM INVESTMENTS - 2.56%
1,275,814		Federated Government Obligations Fund-Institutional Shares - 0.67%, **	1,275,814

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $1,275,814) - 2.56%			1,275,814

TOTAL INVESTMENTS (Cost $49,300,515) *** - 99.53%			49,658,507

OTHER ASSETS LESS LIABILITIES - 0.47%			232,484

NET ASSETS - 100.00%			$ 49,890,991

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $49,300,515 amounted to $357,992, which consisted of aggregate gross unrealized appreciation of $481,014 and aggregate gross unrealized depreciation of $123,022.

NOTES TO FINANCIAL STATEMENTS
Monteagle Fixed Income Fund
1. SECURITY TRANSACTIONS

At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $49,300,515 amounted to $357,992, which consisted of aggregate gross unrealized appreciation of $481,014 and aggregate gross unrealized depreciation of $123,022.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Corporate Bonds	$ -	$ 24,782,849	$ -	$ 24,782,849
Real Estate Investment Trusts	$ 754,938	$ -	$ -	$ 754,938
US Government & Agency Obligations	$ 0	$ 11,674,499	$ -	$ 11,674,499
Mortgage-Backed Securities	$ 0	$ 11,170,407	$ -	$ 11,170,407
Fidelity Money Market Portfolio Institutional Class	1,275,814	-	-	1,275,814
	$ 2,030,752	$ 47,627,755	$ -	$ 49,658,507

		Monteagle Informed Investor Growth Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)

Shares			Value

COMMON STOCKS - 46.64%

Computer Communications Equipment - 2.52%
2,000		Arista Networks, Inc. *	$ 294,760

Electrical Component & Equipment - 2.19%
2,800		Cognex Corp.	256,228

Healthcare Products - 4.46%
3,600		Align Technology, Inc. *	522,720

Hospital & Medical Service Plans - 3.77%
1,900		Humana, Inc.	441,294

In Vitro & In Vivo Diagnostic Substances - 1.87%
1,300		Idexx Laboratories, Inc. *	218,907

Internet - 4.56%
400		Amazon.com, Inc. *	397,848
900		Facebook, Inc. *	136,314
			534,162
Instruments For Measure & Testing of Electricity & Electric Signals - 2.28%
7,500		Teradyne, Inc.	266,625

Machinery-Diversified - 1.05%
1,000		Deer & Company	122,460

Optical Instruments & Lenses - 2.31%
2,600		KLA Tencor Corp.	270,400

Retail - 4.57%
1,000		Domino's Pizza, Inc.	211,720
6,000		Liberty Interactive Corp. *	323,340
			535,060
Semiconductors - 6.82%
17,400		Applied Materials, Inc.	798,312

Services-Prepackaged Software - 6.02%
11,100		Veeva Systems, Inc. *	705,294

Special Industry Machinery, NEC - 4.24%
3,200		LAM Research Corp.	496,544

TOTAL FOR COMMON STOCKS (Cost $4,560,706) - 46.64%			5,462,766

EQUITY FUNDS - 44.88%
24,800		PowerShares QQQ Trust Series 1 ETF	3,503,992
2,600		SPDR Dow Jones Industrial Average ETF	546,000
5,000		SPDR S&P 500 ETF Trust	1,207,200
			5,257,192

TOTAL FOR EQUITY FUNDS (Cost $5,000,376) - 44.88%			5,257,192

SHORT-TERM INVESTMENTS - 8.52%
998,011		Federated Government Obligations Fund-Institutional Shares - 0.67%, **	998,011

TOTAL FOR SHORT-TERM INVESTMENTS (Cost $998,011) - 8.52%			998,011

TOTAL INVESTMENTS (Cost $10,559,093) *** - 100.05%			11,717,969

OTHER ASSETS LESS LIABILITIES - (0.05%)			(5,353)

NET ASSETS - 100.00%			$ 11,712,616

* Non-Income producing.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,559,093 amounted to $1,158,876, which consisted of aggregate gross unrealized appreciation of $1,160,709 and aggregate gross unrealized depreciation of $1,833.

NOTES TO FINANCIAL STATEMENTS
Monteagle Informed Investor Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,559,093 amounted to $1,158,876, which consisted of aggregate gross unrealized appreciation of $1,160,709 and aggregate gross unrealized depreciation of $1,833.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 5,462,766	$ -	$ -	$ 5,462,766
Equity Funds	$ 5,257,192	$ -	$ -	$ 5,257,192
Short-Term Investments:	$ 998,011	$ -	$ -	$ 998,011
	$ 11,717,969	$ -	$ -	$ 11,717,969

		Monteagle Quality Growth Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)

Shares			Value

COMMON STOCKS - 91.51%

Awrospace & Defense - 5.06%
886		Boeing Co.	$ 166,240
1215		Lockhead Martin Corp.	341,573
1626		Northrop Grumman Corp.	421,492
2403		Raytheon Co.	394,116
			1,323,421
Agriculture - 1.00%
3471		Altria Group, Inc.	261,852

Apparel - 0.64%
702		Ralph Lauren Corp.	47,596
2,262		NIKE, Inc.	119,863
			167,459
Banks - 0.42%
517		Goldman Sachs Group, Inc.	109,221

Beverages - 4.64%
15,233		Coca-Cola Co.	692,645
4,450		Pepsi, Inc.	520,072
			1,212,717
Biotechnology - 5.04%
1912		Amgen, Inc.	296,819
556		Biogen Idec, Inc. *	137,760
4056		Celgene Corp.	464,047
6454		Gilead Sciences, Inc.	418,800
			1,317,426
Chemicals - 1.71%
1,019		Abermarble Corp.	115,758
2,511		Praxair, Inc.	332,180
			447,938
Commercial Services - 1.51%
7,537		PayPal Holdings, Inc. *	393,507

Computers - 6.51%
9,456		Apple, Inc	1,444,499
800		International Business Machines Corp.	122,104
7,436		Twitter, Inc. *	136,228
			1,702,831
Cometics & Personal Care - 3.69%
5114		Colgate-Palmolive Co.	390,505
2400		Ecolab, Inc.	318,816
2713		The Estee Lauder Cos., Inc.	255,402
			964,723
Diversified Financial Services - 3.14%
2,507		Synchrony Financial	67,313
7,914		Visa, Inc. Class A	753,650
			820,963
Electrical Component & Equipment - 1.15%
4,908		AMETEK, Inc.	299,486

Electronics - 3.58%
3,990		Amphenol Corp.	297,654
6,077		Flir Systems, Inc.	230,257
1,997		Honeywell International, Inc.	265,581
3,944		Trimble Navigation Ltd.	142,142
			935,634
Food - 1.63%
4,089		McCormick & Co., Inc. MD	425,869

Healthcare Products - 1.10%
3,217		Baxter International, Inc.	190,800
844		Edwards Lifesciences Corp. *	97,119
			287,919
Healthcare Services - 3.84%
2,129		Cigna Corp.	343,259
3,766		UnitedHealth Group, Inc.	659,728
			1,002,987
Household Products & Wares - 1.36%
2624		Clorox, Co.	356,155

Internet - 11.00%
793		Alphabet, Inc. Class A *	782,762
511		Alphabet, Inc. Class C	493,043
775		Amazon.com, Inc. Class C *	770,831
9,159		eBay, Inc. *	314,154
3,393		Facebook, Inc. *	513,904
			2,874,694
Machinery-Construct, & Mining - 0.52%
1,300		Caterpillar, Inc.	137,059

Machinery-Diversified - 1.09%
1254		Roper Industries, Inc.	284,909

Media - 6.44%
18,572		Comcast Corp. Class A	774,267
4,006		Dish Network Corp. *	255,463
6,048		Walt Disney Co. *	652,821
			1,682,551
Metal Fabricate & Hardware - 0.69%
4,406		Ball Corp.	180,205

Mining - 0.19%
227		Martin Marietta Materials, Inc.	50,871

Miscellaneous Manufacturing - 2.37%
3,034		3M Co.	620,362

Oil & Gas - 0.40%
1,303		Exxon Mobil Corp.	104,892

Pharmaceuticals
1,745		AbbVie, Inc.	115,205
4,690		Bristol-Myers Squibb Co.	253,026
3,153		Eli Lilly & Co.	250,884
1,189		Express Scripts Holding Co. *	71,043
3,128		Johnson & Johnson	401,166
			1,091,324
Retail - 8.85%
893		Costco Wholesale Corp.	161,124
4116		CVS Caremark Corp.	316,232
4223		Gap, Inc.	95,017
4338		Home Depot, Inc.	665,926
1843		McDonalds's Corp. *	278,090
4250		TJX Cos., Inc.	319,643
6560		Yum! Brands, Inc.	476,518
			2,312,550
Semiconductors - 1.69%
2,231		NXP Semiconductors N V Co. *	245,187
3,445		Qualcomm, Inc.	197,295
			442,482
Software - 4.14%
13,084		Microsoft Corp.	913,786
3,737		Oracle Corp.	169,622
			1,083,408
Telecommunications - 0.93%
5,189		Verizon Communications, Inc.	242,015

Telephone & Telegraph Apparatus
5,420		Ciena Corp.	127,262
1,282		FedEx Corp.	248,503
869		Kansas City Southern	82,729
2,988		Union Pacific Corp.	329,576
			788,070

TOTAL FOR COMMON STOCKS (Cost $17,147,444) - 91.51%			23,925,500

REAL ESTATE INVESTMENT TRUSTS - 1.69%
854		American Tower Corp.	112,036
4551		Welltower, Inc.	330,130
			442,166

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $340,683) - 1.69%			442,166

SHORT TERM INVESTMENTS - 6.70%
1751134		Federated Government Obligations Fund-Institutional Shares - 0.67%, **	1,751,134

TOTAL FOR SHORT TERM INVESTMENTS (Cost $1,751,134) - 6.70%			1,751,134

TOTAL INVESTMENTS (Cost $19,239,261) *** - 9990%			26,118,800

OTHER ASSETS LESS LIABILITIES - 0.10%			26,460

NET ASSETS - 100.00%			$ 26,145,260

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,239,261 amounted to $6,879,539, which consisted of aggregate gross unrealized appreciation of $7,262,037 and aggregate gross unrealized depreciation of $382,498.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Quality Growth Fund
1. SECURITY TRANSACTIONS

At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $19,239,261 amounted to $6,879,539, which consisted of aggregate gross unrealized appreciation of $7,262,037 and aggregate gross unrealized depreciation of $382,498.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 23,925,500	$ -	$ -	$ 23,925,500
Real Estate Investment Trusts	$ 442,166	$ -	$ -	$ 442,166
Short Term Investments	1,751,134	-	-	1,751,134
	$ 26,118,800	$ -	$ -	$ 26,118,800

		Monteagle Select Value Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)

Shares			Value

COMMON STOCKS - 91.64%

Apparel - 5.61%
10,200		Michael Kors Holdings, Ltd. *	$ 338,436
5,720		VP Corp.	307,736
			646,172
Chemicals - 3.69%
18,750		Mosaic Co.	424,313

Distribution & Wholesale - 0.64%
6,884		Fossil Group, Inc. *	74,141

Diversified Financial Services - 7.22%
2,180		CME Group, Inc.	255,692
15,600		Legg Mason, Inc.	575,172
			830,864
Electrical Lightning & Wiring Equipment- 5.38%
3,800		Acuity Brands, Inc.	619,058

Electric & Other Services Combined - 0.91%
1,670		WEC Energy Group, Inc.	104,809

Electric Services- 6.71%
8,800		AES Corp.	102,784
1,330		Energy Corp.	105,150
15,900		FirstEnergy Corp.	464,916
1,980		Southern Co.	100,208
			773,058
Energy-Alternative Sources - 4.73%
14,150		First Solar, Inc. *	544,916

Healthcare Services - 3.92%
8,265		Envision Healthcare Holdings, Inc. *	451,352

Mining - 2.71%
27,163		Freeport-McMoRan Copper & Gold, Inc. *	312,103

Office & Business Equipment - 4.05%
31,328		Pitney Bowes, Inc.	465,847

Oil & Gas - 5.01%
2,200		ConocoPhillips	98,318
3,550		Tesoro Corp.	295,502
20,100		Transocean Ltd. *	182,709
			576,529
Oil & Gas Services - 5.45%
6,513		Baker Hughes, Inc.	359,192
8,200		National Oilwell Varco, Inc.	267,894
			627,086
Petroleum Refining - 2.94%
5,513		Valero Energy Corp.	338,884

Pharmaceuticals - 8.28%
5,600		Cardinal Health, Inc.	416,024
5,000		Express Scripts Holding Co. *	298,750
5,518		Mallinckrodt Plc. *	237,991
			952,765
Pharmaceutical Preparations - 1.96%
2,300		Alexion Pharmaceuticals, Inc. *	225,469

Retail - 14.51%
11,655		AutoNation, Inc. *	460,606
430		AutoZone, Inc. *	260,546
5,375		CVS Caremark Corp.	412,961
5,200		Gap, Inc. *	117,000
10,915		Kohl's Corp.	419,463
			1,670,576
Services - Personal Services - 3.35%
14,525		H&R Block, Inc.	385,493

Telecommunications - 4.58%
21,125		CenturyLink, Inc.	527,069

TOTAL FOR COMMON STOCKS (Cost $11,908,884) - 91.64%			10,550,504

REAL ESTATE INVESTMENT TRUSTS - 1.77%
6,520		HCP, Inc.	204,337

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $225,427) - 1.77%			204,337

SHORT TERM INVESTMENTS - 6.47%
744,548		Federated Government Obligations Fund-Institutional Shares - 0.67%, **	744,548

TOTAL FOR SHORT TERM INVESTMENTS (Cost $744,548) - 6.47%			744,548

TOTAL INVESTMENTS (Cost $12,878,859) *** - 99.98%			11,499,389

OTHER ASSETS LESS LIABILITIES - 0.12%			13,504

NET ASSETS - 100.00%			$ 11,512,893

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,878,859 amounted to $1,379,470, which consisted of aggregate gross unrealized appreciation of $524,029 and aggregate gross unrealized depreciation of $1,903,499.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Select Value Fund
1. SECURITY TRANSACTIONS

At May 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $12,878,859 amounted to $1,379,470, which consisted of aggregate gross unrealized appreciation of $524,029 and aggregate gross unrealized depreciation of $1,903,499.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 10,550,504	$ -	$ -	$ 10,550,504
Real Estate Investment Trusts	204,337			204,337
Short Term Investments	744,548	-	-	744,548
	$ 11,499,389	$ -	$ -	$ 11,499,389

		Monteagle Value Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)

Shares			Value

COMMON STOCKS - 93.74%

Aerospace & Defense- 0.06%
400		Triumph Group, Inc.	$ 13,040

Apparel - 1.78%
7,000		VF Corp	376,600

Auto Parts & Equipment - 2.04%
12,000		Cooper Tire & Rubber Co.	432,000

Chemicals - 7.67%
20,000		CF Industries Holdings, Inc.	538,000
7,900		Eastman Chemical Co.	632,869
18,800		Huntsman Corp.	449,320
			1,620,189
Computers - 3.83%
2,900		International Business Machines Corp.	442,627
8,400		Seagate Technology Plc.	365,988
			808,615
Distribution & Wholesale - 2.50%
79,558		Wolseley Plc. Jersey ADR	527,469

Diversified Financial Services - 1.52%
4,813		Macquarie Group, Ltd. ADR	320,353

Electrical Component & Equipment - 4.02%
5,000		Eaton Corp. Plc.	386,900
30,000		Schneider Electric SA ADR	462,900
			849,800

Engineering & Construction - 1.95%
9,200		Fluor Corp.	412,712

Food - 3.75%
7,600		Cal-Maine Foods, Inc. *	282,720
28,000		Dean Foods Co.	510,720
			793,440
Forest Products & Paper - 4.90%
10,400		International Paper Co.	549,952
13,000		Schweitzer-Mauduit International, Inc.	484,640
			1,034,592
Home Builders - 3.34%
21,000		MDC Holdings, Inc.	706,650

Iron & Steel - 4.03%
23,000		Commercial Metals Co.	416,300
7,500		Nucor Corp.	435,750
			852,050
Media - 1.46%
8,000		Nielsen Holdings Plc.	307,840

Mining - 1.45%
9,000		Newmont Mining Corp.	307,350

Miscellaneous Manufacturing - 8.94%
11,550		American Railcar Industries, Inc.	409,910
16,200		General Electric Co. *	443,556
11,000		Textron, Inc.	525,800
20,000		Trinity Industries, Inc.	510,400
			1,889,666
Oil & Gas - 7.25%
5,000		Exxon Mobil Corp.	402,500
20,000		HollyFrontier Corp.	478,000
12,000		Marathon Oil Corp.	156,240
6,500		Phillips 66	494,715
			1,531,455
Oil & Gas Services - 1.32%
4,000		Schlumberger Ltd.	278,360

Pharmaceuticals - 9.84%
15,000		AstraZeneca Plc. *	515,850
9,147		Merck & Co., Inc.	595,561
15,000		Owens & Minor, Inc.	478,200
15,000		Pfizer, Inc.	489,750
			2,079,361
Retail - 4.07%
12,500		Coach, Inc.	577,625
12,000		Macy's, Inc.	282,000
			859,625
Semiconductors - 8.66%
17,000		Intel Corp.	613,870
33,750		Kulicke & Soffa Industries, Inc. *	747,563
8,200		Qualcomm, Inc.	469,614
			1,831,047
Telecommunications - 7.22%
20,000		AT&T, Inc.	770,600
31,000		FIH Mobile, Ltd. ADR *	196,230
12,000		Verizon Communications, Inc.	559,680
			1,526,510
Transportation - 2.14%
6,800		Ryder System, Inc.	451,656

TOTAL FOR COMMON STOCKS (Cost $16,989,418) - 93.74%			19,810,380

PREFFERED STOCK - 0.67%
6,408		Steel Partners Holdings L.P. *	142,157

TOTAL FOR PREFERRED STOCK (Cost $289,951) - 0.67%			142,157

REAL ESTATE INVESTMENT TRUSTS - 2.27%
17,100		Rayonier, Inc.	480,339

TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $447,916) - 2.27%			480,339

SHORT TERM INVESTMENTS - 3.00%
634,906		Federated Government Obligations Fund-Institutional Shares - 0.67%, **	634,906

TOTAL FOR SHORT TERM INVESTMENTS (Cost $634,906) - 3.00%			634,906

TOTAL INVESTMENTS (Cost $18,362,191) *** - 99.69%			21,067,782

OTHER ASSETS LESS LIABILITIES - 0.31%			64,995

NET ASSETS - 100.00%			$ 21,132,777

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,362,191 amounted to $2,705,591 which consisted of aggregate gross unrealized appreciation of $3,673,236 and aggregate gross unrealized depreciation of $967,645.

ADR - American Depository Receipt

NOTES TO FINANCIAL STATEMENTS
Monteagle Value Fund
1. SECURITY TRANSACTIONS

*** At May 31, 2017 the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,362,191 amounted to $2,705,591 which consisted of aggregate gross unrealized appreciation of $3,673,236 and aggregate gross unrealized depreciation of $967,645.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 19,810,380	$ -	$ -	$ 19,810,380
Preferred Stock	142,157	-	-	142,157
Real Estate Investment Trusts	480,339	-	-	480,339
Short Term Investments	634,906	-	-	634,906
	$ 21,067,782	$ -	$ -	$ 21,067,782

		The Texas Fund
		Schedule of Investments
		May 31, 2017 (Unaudited)

Shares			Value

COMMON STOCKS - 97.75%
Agriculture- 0.78%
879		Alamo Group, Inc.	$ 74,829

Airlines- 2.58%
1,468		American Airlines Group, Inc.	71,066
2,900		Bristow Group, Inc. *	18,995
2,625		Southwest Airlines Co.	157,736
			247,797
Apparel - 0.29%
2,579		Tailored Brands, Inc.	27,389

Auto Manufacturers - 1.52%
1,356		Toyota Motor Corp. ADR	145,824

Banks - 6.65%
1,249		Cullen/Frost Bankers, Inc.	114,483
2,536		First Financial Bankshares, Inc.	97,002
3,854		LegacyTexas Financial Group, Inc.	135,738
2,243		Prosperity Bancshares, Inc.	140,502
2,061		Texas Capital Bancshares, Inc. *	151,277
			639,002
Beverages - 1.50%
1,552		Dr Pepper Snapple Group, Inc.	144,041

Building Materials - 7.44%
11,795		Builders Firstsource, Inc. *	161,120
1,874		Eagle Materials, Inc.	176,718
1,054		Lennox International, Inc.	186,663
5,100		NCI Building Systems, Inc. *	84,915
1,600		US Concrete, Inc. *	105,760
			715,176
Chemicals - 4.68%
2,010		Celanese Corp.	173,965
4,047		Kronos Worldwide, Inc.	74,222
1,816		CSW Industrials, Inc. *	64,105
5,795		Nexeo Solutions, Inc. *	50,996
1,412		Westlake Chemical Co.	86,781
			450,069
Commercial Services - 1.43%
1,819		Insperity, Inc.	137,243

Computers - 3.92%
1,599		Cognizant Technology Solutions Corp.	106,989
1,266		Cardtronics, Plc. *	43,360
4,265		Sabre Corp.	95,664
7,165		HMS Holdings Corp. *	130,546
			376,559
Distribution & Wholesale - 1.02%
3,047		Fossill Group, Inc. *	32,816
1,811		DXP Enterprises, Inc. *	64,888
			97,704

Diversified Financial Services - 1.42%
567		Alliance Data Systems Corp.	136,721

Electric - 2.04%
3,930		Comfort Systems USA, Inc.	135,388
1,970		Quanta Services, Inc. *	60,400
			195,788
Electronics - 1.24%
3,118		National Instruments Corp.	118,952

Engineering & Construction - 1.23%
1,275		Fluor Corp.	57,196
1,164		Jacobs Engineering Group, Inc.	61,017
			118,213
Entertainment - 2.19%
2,632		Cinemark Holdings, Inc.	104,148
1,759		Six Flags Entertainment Corp.	106,208
			210,356
Environmental Control - 1.63%
870		Waste Connections, Inc.	82,780
1,019		Waste Management, Inc.	74,295
			157,075
Food - 6.40%
2,700		Chuy's Holdings, Inc. *	72,630
230		Biglari Holdings, Inc. *	87,448
2,922		Sysco Corp.	159,424
4,702		Whole Foods Market, Inc.	164,523
1,118		Brinker International, Inc.	43,859
5,567		Darling Ingredients, Inc. *	87,235
			615,119
Healthcare Products - 2.52%
6,088		Integer Holdings Corp. *	241,694

Healthcare Services - 2.04%
3,278		Adeptus Health, Inc. *	6,720
1,545		US Physical Therapy, Inc.	97,721
5,540		Tenet Healthcare Corp. *	91,632
			196,073
Home Builders - 2.83%
4,795		Dr Horton, Inc.	156,749
3,557		LGI Homes, Inc. *	115,247
			271,996

Insurance - 1.10%
344		National Western Life Group, Inc. *	105,660

Iron & Steel - 1.05%
5,600		Commercial Metals Co.	101,360

Lodging - 1.18%
8,200		La Quinta Holdings, Inc. *	113,652

Media - 0.49%
820		Nexstar Media Group, Inc.	46,904

Miscellaneous Manufacturing - 1.34%
1,175		AZZ, Inc.	63,744
2,540		Trinity Industries, Inc.	64,821
			128,565
Natural Gas Transmission - 0.53%
3,000		EnLink Midstream LLC	51,150

Oil & Gas - 12.64%
1,056		Anadarko Petroleum Corp.	53,360
1,317		Apache Corp.	61,583
3,290		Atwood Oceanics, Inc. *	33,032
2,483		Cabot Oil & Gas Corp.	55,098
1,620		Carrizo Oil & Gas, Inc. *	35,543
1,204		Cheniere Energy, Inc. *	58,659
860		Concho Resources, Inc. *	109,031
4,880		Denbury Resources, Inc. *	7,466
418		Diamonback Energy, Inc. *	38,774
622		EOG Resources, Inc.	56,173
673		Exxon Mobil Corp.	54,177
1,770		HollyFrontier Corp.	42,303
5,200		Kosmos Energy Ltd. *	31,200
1,528		Marathon Oil Corp.	19,895
2,444		Matador Resources Co. *	55,699
5,114		Oasis Petroleum, Inc. *	49,913
2,049		Patterson-UTI Energy, Inc.	43,685
273		Pioneer Natural Resources Co.	45,553
2,270		Range Resources Corp.	52,346
1,499		RSP Permian, Inc. *	53,349
11,400		Southwestern Energy Co. *	69,084
562		Tesoro Corp.	46,781
500		Texas Pacific Land Trust	141,675
			1,214,379
Oil & Gas Services - 4.88%
500		Baker Hughes, Inc.	27,575
1,030		Dril-Quip, Inc. *	51,088
5,829		Flotek Industries, Inc. *	57,591
4,871		Forum Energy Technologies, Inc. *	79,154
600		Halliburton Co. *	27,114
6,400		Helix Energy Solutions Group *	31,872
1,638		National Oilwell Varco, Inc.	53,513
1,443		Oceaneering International, Inc.	35,180
750		Schlumberger Ltd.	52,193
1,846		TechnipFMC Plc. *	53,442
			468,722

Petroleum Refining - 1.57%
1,550		Valero Energy Corp.	95,279
2,800		CVR Energy, Inc.	55,888
			151,167
Pipelines - 1.58%
3,086		Kinder Morgan, Inc.	57,893
2,444		Enbridge, Inc.	94,118
			152,011
Retail - 5.52%
4,135		Sally Beauty Holding, Inc. *	74,513
13		Dave & Busters Entertainment, Inc. *	867
4,850		GameStop Corp. Class A	107,379
675		Group 1 Automotive, Inc.	40,601
3,400		Michaels Cos., Inc. *	65,722
6,742		Rush Enterprises, Inc. Class A *	241,701
			530,783
Semiconductors - 6.31%
2,598		Cirrus Logic, Inc. *	171,338
5,246		Diodes, Inc. *	134,350
2,200		Applied Optoelectronics, Inc.	153,604
1,782		Texas Instruments, Inc.	146,997
			606,289
Software - 2.35%
677		Tyler Technologies, Inc. *	115,686
3,170		Realpage, Inc. *	109,682
			225,368

State Commercial Banks - 0.97%
2,797		International Bancshares Corp	92,721

Telecommunications - 0.88%
2,200		AT&T, Inc.	84,766

TOTAL FOR COMMON STOCKS (Cost $9,502,737) - 97.75%			9,391,117

SHORT TERM INVESTMENTS - 0.63%
60,986		Federated Government Obligations Fund-Institutional Shares - 0.67%, **	60,986

TOTAL FOR SHORT TERM INVESTMENTS (Cost $60,986) - 0.63%			60,986

TOTAL INVESTMENTS (Cost $9,563,723) *** - 98.38%			9,452,103

LIABILITIES IN EXCESS OF OTHER ASSETS (1.62%)			155,630

NET ASSETS - 100.00%			$ 9,607,733

* Non-income producing securities during the period.
** Variable rate security; the coupon rate shown represents the yield at May 31, 2017.

*** At May 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,563,723 amounted to $88,037, which consisted of aggregate gross unrealized appreciation of $1,114,382 and aggregate gross unrealized depreciation of $1,202,419.

ADR - American Depository Receipt

		The Texas Fund
		Schedule of Options Written
		May 31, 2017 (Unaudited)

CALL OPTIONS WRITTEN *

Shares Subject		Underlying Security
to Call		Expiration Date/Exercise Price	Value

		iShares 20+ Year Treasury Bond ETF
10,000		June 2017 Call @ 120.00	44,000
20,000		September 2017 Call @ 121.00	89,800
10,000		September 2017 Call @ 125.00	22,700

		Total (Premiums Paid $132,917)	$ 156,500

NOTES TO FINANCIAL STATEMENTS
The Texas Fund
1. SECURITY TRANSACTIONS

At May 31, 2017 the net unrealized depreciation on investments, based on cost for federal income tax purposes of $9,563,723 amounted to $88,037, which consisted of aggregate gross unrealized appreciation of $1,114,382 and aggregate gross unrealized depreciation of $1,202,419.

2. SECURITY VALUATION

Equity securities, including common stocks and exchange-traded funds, held by the Funds for which market quotations are readily available are valued using the last reported sales price or the official closing price provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time) on each Fund’s business day. If no sales are reported, the average of the last bid and ask price is used. If no average price is available, the last bid price is used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy described below. When an equity security is valued by the independent pricing service using factors other than market quotations or the market is considered inactive, they will be categorized in level 2.

Fixed income securities such as corporate bonds, municipal bonds, and U.S. government and agency obligations, are valued using an independent pricing service that considers market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and other reference data. These securities are categorized as level 2 securities. The fair value of mortgage-backed securities is estimated by an independent pricing service which uses models that consider interest rate movements, new issue information and other security pertinent data. Evaluations of tranches (non-volatile, volatile, or credit sensitive) are based on interpretations of accepted Wall Street modeling and pricing conventions. Mortgage-backed securities are categorized in level 2 of the fair value hierarchy described below to the extent the inputs are observable and timely. In the absence of readily available market quotations, or other observable inputs, securities are valued at fair value pursuant to procedures adopted by the Board of Trustees and would be categorized as level 3.

Options contracts that are actively traded are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Funds for which no current quotations are readily available and which are not traded on the valuation date are valued at the average of the last bid and ask price and are categorized within level 2 of the fair value hierarchy. Depending on the product and terms of the transaction, the fair value of options can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of options contracts. Options contracts valued using pricing models are categorized within level 2 of the fair value hierarchy.

Money market funds are valued at their net asset value of $1.00 per share and are categorized as level 1. Securities with maturities of 60 days or less may be valued at amortized cost, which approximates fair value and would be categorized as level 2.

Various inputs are used in determining the value of each of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
	●	Level 1 – quoted prices in active markets for identical securities
	●	Level 2 – other significant observable inputs
	●	Level 3 – significant unobservable inputs
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stocks	$ 9,391,117	$ -	$ -	$ 9,391,117
Short Term Investments	60,986	-	-	60,986
	$ 9,452,103	$ -	$ -	$ 9,452,103

Investments in Securities	Level 1	Level 2	Level 3	Total

Options Written	$ 156,500	$ -	$ -	$ 156,500
	$ 156,500	$ -	$ -	$ 156,500

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MONTEAGLE FUNDS

By /s/ Paul B. Ordonio

Paul B. Ordonio

President

Date July 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Paul B. Ordonio

Paul B. Ordonio

President

Date July 26, 2017

By /s/ Bob Anastasi

Bob Anastasi

Treasurer

Date July 26, 2017